Convertible preferred shares (Narrative) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Preferred Shares and Warrants issued to Country Hill Limited [Member] USD ($)	Dec. 31, 2011 Preferred Shares and Warrants issued to Datang [Member] USD ($)
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued	445,545,911		0	0	360,589,053	84,956,858
Number of Preferred Shares Called by Warrants					72,117,810	16,991,371
Proceeds from Issuance of Convertible Preferred Stock and Warrants, net of issuance cost					$ 249,000,000	$ 58,900,000
Issuance cost of Convertible Preferred Stock and Warrants					600,000
Preferred Stock, Par Value Per Share	$ 0.0004		$ 0.0004	$ 0.0004
Preferred Stock, issue price		5.39
Foreign Currency Exchange Rate, Translation	7.7943
Exercise Price of Warrants		5.39
Adjustments to Additional Paid in Capital, Preferred Stock Issued	292,634,466
Adjustments to Additional Paid in Capital, Warrants Issued to subscribe for Preferred Stock	15,484,818
Deemed dividend on preferred convertible shares	$ 64,970,095
Preferred Stock, conversion date	June 4, 2012
Preferred Stock, initial conversion rate	10